ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Opening balance	$ 82	$ 95	$ 93
Additions during the year	21		1
Write off of allowance	(32)	(9)
Foreign currency translation adjustments	(9)	(4)	1
Closing balance	$ 62	$ 82	$ 95